Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

	30-Jun-26	31-Dec-25
Cash at banks	$26,995,621	$73,374,606
Money market funds	10,015,012	-
Cash at brokers	22,305,426	17,742,923
Cash at digital currency exchanges	995,653	116,561
	$60,311,712	$91,234,090

Money market funds

During the six months ended June 30, 2026, the Company purchased U.S. dollar denominated money market funds sponsored by a large U.S. financial institution investing primarily in U.S. treasuries. These funds can be sold without restriction at any time on a trade + 1 day basis.

Client cash deposits

The Company also holds client cash deposits for trading purposes in the United States and Bermuda and has classified these deposits as client cash deposits on the statement of financial position. As at June 30, 2026, the balance in client cash deposits was $6,935,781 (December 31, 2025 - $5,615,054).